RELATED PARTY BALANCES AND TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Xuntong Tianxia CNY	Dec. 31, 2012 Xuntong Tianxia USD ($)	Dec. 31, 2012 Ms. Kou Xiaohong USD ($)	Dec. 31, 2012 Ms. Kou Xiaohong CNY	Dec. 31, 2011 Ms. Kou Xiaohong CNY	Dec. 31, 2010 Ms. Kou Xiaohong CNY	Dec. 31, 2012 Ms. Kou Xiaohong Beijing Blue IT	Dec. 31, 2012 Ms. Kou Xiaohong HCI	Dec. 31, 2011 Former JNet Group Shareholders CNY	Dec. 31, 2011 Mr. Mei Yongkai CNY	Dec. 31, 2011 Ms. Mei Xiurong CNY	Dec. 31, 2012 Jiuzhou Changxiang CNY	Dec. 31, 2012 Jiuzhou Changxiang USD ($)
Related party balances and transactions
Percentage ownership held by related party										100.00%	100.00%
Changes in related party balances
Balance at the beginning of the period	(18)	(13,869)	$ 1,216		$ 1,387	$ (3)	(18)	(18)	(18)			(72,853)	56,195	2,807		$ (168)
Cash received from related party	(4,360)	(10,348)		(4,360)									(10,348)
Cash paid for original consideration for the acquisition of JNet Group		9,800										9,800
Cash paid for the Post-acquisition settlement consideration		4,834										4,834
Change of fair value of Post-acquisition settlement consideration		(7,158)										(7,158)
Exchange gain		3,208										3,208
Waiver of amounts due to (from) the sellers concurrent with the deconsolidation of Shanghai JNet		13,515										62,169	(45,847)	(2,807)
Receivables from related party for services provided				13,000
Service fee charged by related party	(4,139)														(4,139)
Cash paid to related party	3,095														3,095
Balance at the end of the period	7,578	(18)	$ 1,216	8,640	$ 1,387	$ (3)	(18)	(18)	(18)						(1,044)	$ (168)